SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award				¥ 10,089	¥ 7,984	¥ 6,357
Compensation expense				¥ 333,686	¥ 189,756	¥ 105,877
Directors
SHARE-BASED COMPENSATION
Compensation expense	¥ 0
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)				11,710,848	14,551,472	13,202,512
Compensation expense				¥ 333,686	¥ 189,447	¥ 89,804
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)	190,536	237,312	260,560
Settlement of liability-classified restricted share award	¥ 10,089	¥ 7,984	¥ 6,357